DISCLOSURE OF OTHER INFORMATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interim dividend [Member]
Statement [Line Items]
Dividend Paid		Interim Dividend	Interim Dividend
Type of Shares for which there is a Dividend Paid		Ordinary Shares	Ordinary Shares
Date of Dividend Paid		Dec. 12, 2018	Dec. 20, 2017
Amount of Dividend		$ 142,256	$ 60,494
Number of Shares for which Dividends are Paid		113,159,655	113,159,655
Dividend per Share		$ 1.25712	$ 0.53459
Final dividend [Member]
Statement [Line Items]
Dividend Paid	Final Dividend	Final Dividend	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares	Ordinary Shares	Ordinary Shares
Date of Dividend Paid	May 08, 2019	May 10, 2018	May 10, 2017
Amount of Dividend	$ 182,040	$ 113,773	$ 59,005
Number of Shares for which Dividends are Paid	113,159,655	113,159,655	113,159,655
Dividend per Share	$ 1.60870	$ 1.00542	$ 0.52143